Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000218238 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218238 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218238 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000218238 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218238 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218238 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218238 | Gilead Sciences
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000218238 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000218238 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000218238 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000218238 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218238 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218238 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000218238 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218238 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218238 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000116604 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000116604 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000116604 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000116604 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116604 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116604 | Cencora
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000116604 | Gilead Sciences
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | Walmart
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000116604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000116604 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000116604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000116604 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000116604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000116604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000116604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116604 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.00%